Pensions	12 Months Ended
Dec. 31, 2022
Pensions
Pensions

5 Pensions

NatWest Group operates two types of pension scheme: defined benefit and defined contribution. The defined contribution schemes invest contributions in a choice of funds and the accumulated contributions and investment returns are used by the employee to provide benefits on retirement, there is no legal or constructive obligation for NatWest Group to pay any further contributions or benefits. The defined benefit schemes provide pensions in retirement based on employees’ pensionable salary and service.

NatWest Group’s balance sheet includes any defined benefit pension scheme surplus or deficit as a retirement benefit asset or liability reported in other assets and other liabilities. The surplus or deficit is the difference between the liabilities to be paid from the defined benefit scheme, and the assets held by the scheme to meet these liabilities. The liabilities are calculated by external actuaries using a number of financial and demographic assumptions.

For some NatWest Group defined benefit schemes where there is a net defined benefit surplus in excess of the present value of any economic benefits that can be obtained from that surplus, the application of accounting standards means we do not recognise that surplus on the balance sheet.

For accounting policy information see Accounting policies note 3.3.

Defined contribution schemes

NatWest Group sponsors several defined contribution schemes in different territories, which new employees are entitled to join. NatWest Group pays specific contributions into individual investment funds on employees’ behalf. Once those contributions are paid, there is no further liability on the NatWest Group balance sheet relating to the defined contribution scheme.

Defined benefit schemes

NatWest Group sponsors a number of pension schemes in the UK and overseas, including the Main section of the NatWest Group Pension Fund (the Main section) which operates under UK trust law and is managed and administered on behalf of its members in accordance with the terms of the trust deed, the scheme rules and UK legislation.

Pension fund trustees are appointed to operate each fund and ensure benefits are paid in accordance with the scheme rules and national law. The trustees are the legal owner of a scheme’s assets, and have a duty to act in the best interests of all scheme members.

The schemes generally provide a pension of one -sixtieth of final pensionable salary for each year of service prior to retirement up to a maximum of 40 years and are contributory for current members. These have been closed to new entrants for over ten years, although active members continue to build up additional pension benefits, currently subject to 2% maximum annual salary inflation, while they remain employed by NatWest Group.

The Main section corporate trustee is NatWest Pension Trustee Limited (the Trustee), a wholly owned subsidiary of NWB Plc, Principal Employer of the Main section. The Board of the Trustee comprises four member trustee directors selected from eligible active staff, deferred and pensioner members who apply and six appointed by NatWest Group. Under UK legislation, a defined benefit pension scheme is required to meet the statutory funding objective of having sufficient and appropriate assets to cover its liabilities (the pensions that have been promised to members).

Similar governance principles apply to NatWest Group’s other defined benefit pension schemes.

Investment strategy

The assets of the Main section, which is typical of other group schemes, represent 91% of all plan assets at 31 December 2022 (2021 - 90%) and are invested as shown below.

The Main section employs physical, derivative and non-derivative instruments to achieve a desired asset class exposure and to reduce the section’s interest rate, inflation, and currency risk. This means that the net funding position is considerably less sensitive to changes in market conditions than the value of the assets or liabilities in isolation. In particular, movements in interest rate and inflation are substantially hedged by the Trustee.

Over the year, increases in bond yields resulted in many pension schemes in the UK having to raise additional collateral to support Liability-driven investments positions held as part of their hedging strategies. Liability-driven investments (LDI) refer to assets that are expected to move broadly in line with liabilities on a specific basis. All of the Group’s schemes affected by this were able to raise the collateral needed from existing assets, with no additional support from the Group. The Trustee of the Group Pension Fund takes a prudent approach to liquidity and collateral and holds sufficient collateral to withstand substantial rises in gilt yields. The level of collateral held by some of the Group’s smaller schemes was increased over the year, so as to ensure they could withstand further large rises in gilt yields if required.

	2022			2021
Major classes of plan assets as a percentage of	Quoted	Unquoted	Total	Quoted	Unquoted	Total
total plan assets of the Main section	%	%	%	%	%	%
Equities	0.1	7.7	7.8	3.7	4.7	8.4
Index linked bonds	37.7	—	37.7	46.7	—	46.7
Government bonds	18.4	—	18.4	9.8	—	9.8
Corporate and other bonds	15.3	6.7	22.0	10.7	4.4	15.1
Real estate	—	6.0	6.0	—	4.4	4.4
Derivatives	—	8.2	8.2	—	8.8	8.8
Cash and other assets	—	(0.1)	(0.1)	—	6.8	6.8
	71.5	28.5	100.0	70.9	29.1	100.0

5 Pensions continued

The Main section’s holdings of derivative instruments are summarised in the table below:

	2022			2021
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	21	1,873	990	20	1,408	796
Interest rate swaps	103	14,317	12,546	172	8,385	4,421
Currency forwards	12	310	113	12	61	98
Equity and bond call options	—	—	—	—	1	—
Equity and bond put options	—	2	70	—	1	3
Other	1	14	19	1	9	10

Swaps have been executed at prevailing market rates and within standard market bid/offer spreads with a number of counterparties, including NWB Plc.

At 31 December 2022, the gross notional value of the swaps was £124 billion (2021 - £192 billion) and had a net positive fair value of £2,642 million (2021 - £4,573 million) against which the counterparties had posted approximately 112% collateral.

The schemes do not invest directly in NatWest Group but may have exposure to NatWest Group through indirect holdings. The trustees of the respective UK schemes are responsible for ensuring that indirect investments in NatWest Group do not exceed the regulatory limit of 5% of plan assets.

	Main section				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	assets/	value of	benefit	minimum	assets/
	plan assets	obligation (1)	funding	(liability) (2)	plan assets	obligation (2)	funding	(liability) (2)
Changes in value of net pension assets/(liability)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	51,323	(43,870)	(7,453)	—	57,249	(48,864)	(7,783)	602
Currency translation and other adjustments	—	—	—	—	(129)	116	3	(10)
Income statement - operating expenses	713	(767)	(105)	(159)	795	(901)	(109)	(215)
Other comprehensive income	841	1,056	(2,443)	(546)	872	1,061	(2,602)	(669)
Contributions by employer	705	—	—	705	780	—	—	780
Contributions by plan participants and other scheme members	8	(8)	—	—	13	(13)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	—	—	—	—
Benefits paid	(1,569)	1,569	—	—	(1,793)	1,793	—	—
At 1 January 2022	52,021	(42,020)	(10,001)	—	57,787	(46,808)	(10,491)	488
Currency translation and other adjustments	—	—	—	—	78	(65)	(11)	2
Income statement - operating expenses
Net interest expense	932	(744)	(180)	8	1,041	(834)	(191)	16
Current service cost	—	(143)	—	(143)	—	(194)	—	(194)
Past service cost	—	(5)	—	(5)	—	(6)	—	(6)
Loss on curtailments and settlements	—	—	—	—	—	(21)	—	(21)
	932	(892)	(180)	(140)	1,041	(1,055)	(191)	(205)
Other comprehensive income
Return on plan assets excluding recognised interest income (3)	(18,180)	—	—	(18,180)	(20,326)	—	—	(20,326)
Experience gains and losses	—	(2,053)	—	(2,053)	—	(2,137)	—	(2,137)
Effect of changes in actuarial financial assumptions (3)	—	18,744	—	18,744	—	20,714	—	20,714
Effect of changes in actuarial demographic assumptions	—	23	—	23	—	(7)	—	(7)
Asset ceiling adjustments	—	—	898	898	—	—	916	916
	(18,180)	16,714	898	(568)	(20,326)	18,570	916	(840)
Contributions by employer	708	—	—	708	775	—	—	775
Contributions by plan participants and other scheme members	7	(7)	—	—	13	(13)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(113)	113	—	—
Benefits paid	(1,472)	1,472	—	—	(1,657)	1,657	—	—
At 31 December 2022	34,016	(24,733)	(9,283)	—	37,598	(27,601)	(9,777)	220

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)

NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees may have control over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.

(3)

Changes in market conditions during 2022 resulted in a particularly large increase in discount rate, which is the key driver of the effect of changes in actuarial financial assumptions. Given the level of hedging in place, there was a corresponding reduction in the value of plan assets over the period. The experience losses shown are mainly as a result of inflation over the year being higher than expected.

(4)

NatWest Group expects to make contributions to the Main section of £196 million in 2023. In 2022 NatWest Group made contributions of £708m to the Main scheme, including a £500m contribution paid in two instalments in January and March 2022 as required by the ring-fencing agreement with the Trustee. Such contributions do not constitute a minimum funding requirement as the obligation to pay only arises on the payment of a distribution to shareholders.

5 Pensions continued

	All schemes
	2022	2021
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	37,598	57,787
Present value of fund liabilities	(27,601)	(46,808)
Funded status	9,997	10,979
Assets ceiling/minimum funding	(9,777)	(10,491)
	220	488

	2022	2021
Net pension assets/(liability) comprises	£m	£m
Net assets of schemes in surplus (included in Other assets, Note 18)	318	602
Net liabilities of schemes in deficit (included in Other liabilities, Note 21)	(98)	(114)
	220	488

Funding and contributions by NatWest Group

In the UK, the trustees of defined benefit pension schemes are required to perform funding valuations every three years. The trustees and the sponsor, with the support of the Scheme Actuary, agree the assumptions used to value the liabilities and to determine future contribution requirements. The funding assumptions incorporate a margin for prudence over and above the expected cost of providing the benefits promised to members, taking into account the sponsor’s covenant and the investment strategy of the scheme. Similar arrangements apply in the other territories where NatWest Group sponsors defined benefit pension schemes.

A full triennial funding valuation of the Main section, effective 31 December 2020, was completed during financial year 2021.

This triennial funding valuation determined the funding level to be 104%, pension liabilities to be £49 billion and the surplus to be £2 billion, all assessed on the agreed funding basis. The average cost of the future service of current members is 49% of salary before contributions from those members. In addition, the sponsor has agreed to meet administrative expenses. Following the ring-fencing agreement with the Trustee reached in 2018, additional contributions of up to £500 million p.a. are payable to the Main section should the Group make distributions to shareholders of an equal amount.

These contributions are capped at £1.5 billion in total; £500 million was paid in 2022 (2021 – £500 million). The remaining distribution linked contribution to the Main section would have fallen due in 2023, but NatWest Bank has agreed with the Trustee that assets to the value of the contributions falling due will instead be paid to a new legal structure. These assets will be restricted and are reserved to ensure they are available should they be needed by the Trustee according to agreed criteria in the future. The assets under this arrangement would be available to the Group to the extent that they are not needed under the defined trigger events.

The key assumptions used to determine the funding liabilities were the discount rate, which is determined based on fixed interest swap and gilt yields plus 0.64% per annum, and mortality assumptions, which result in life expectancies of 27.7/29.4 years for males/females who are currently age 60 and 28.9/30.7 years from age 60 for males/females who are currently aged 40.

The 2020 triennial valuation of the Group Pension Fund included an allowance for the estimated impact of guaranteed minimum pension equalisation, which is reflected in the IAS 19 valuation at 31 December 2022.

Accounting Assumptions

Placing a value on NatWest Group’s defined benefit pension schemes’ liabilities requires NatWest Group’s management to make a number of assumptions, with the support of independent actuaries. The ultimate cost of the defined benefit obligations depends upon actual future events and the assumptions made are unlikely to be exactly borne out in practice, meaning the final cost may be higher or lower than expected.

The most significant assumptions used for the Main section are shown below:

	Principal IAS 19 actuarial assumptions (1)
	2022	2021
	%	%
Discount rate	5.0	1.8
Inflation assumption (RPI)	3.2	3.3
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.2	3.7
Rate of increase in pensions in payment	2.5	2.5
Lump sum conversion rate at retirement	18	18
Longevity at age 60:	years	years
Current pensioners
Males	27.3	27.3
Females	29.1	29.0
Future pensioners, currently aged 40
Males	28.3	28.2
Females	30.1	30.1

(1)	The above financial assumptions are long term assumptions set with reference to the period over which the obligations are expected to be settled

5 Pensions continued

Discount rate

The IAS 19 valuation uses a single discount rate set by reference to the yield on a basket of ‘high quality’ sterling corporate bonds.

Significant judgment is required when setting the criteria for bonds to be included in the basket of bonds that is used to determine the discount rate used in the IAS 19 valuations. The criteria include issue size, quality of pricing and the exclusion of outliers. Judgment is also required in determining the shape of the yield curve at long durations; a constant credit spread relative to gilts is assumed. Sensitivity to the main assumptions is presented below.

The weighted average duration of the Main section's defined benefit obligation at 31 December 2022 is 15.3 years (2021 - 20 years). The chart below shows the projected benefit payment pattern for the Main section in nominal terms. These cashflows are based on the most recent formal actuarial valuation, effective 31 December 2020.

The larger outflow in 2023 represents an assumption in the actuarial valuation of the level of transfers out to 31 December 2023.

5 Pensions continued

The table below shows how the net pension asset of the Main section would change if the key assumptions used were changed independently. In practice the variables have a degree of correlation and do not move completely in isolation.

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2022	£m	£m	£m
0.25% increase in interest rates/discount rate (2)	(1,389)	(907)	(482)
0.25% increase in inflation	963	632	331
0.25% increase in credit spreads	(3)	(907)	904
Longevity increase of one year	—	767	(767)
0.25% additional rate of increase in pensions in payment	—	679	(679)
Increase in equity values of 10% (1)	267	—	267
2021
0.25% increase in interest rates/discount rate	(2,917)	(1,926)	(991)
0.25% increase in inflation	1,883	1,329	554
0.25% increase in credit spreads	(3)	(1,926)	1,923
Longevity increase of one year	—	1,790	(1,790)
0.25% additional rate of increase in pensions in payment	—	1,485	(1,485)
Increase in equity values of 10% (1)	442	—	442

(1)	Includes both quoted and private equity.
(2)	A 0.5% increase in interest rates/discount rate would lead to a decrease of £2,689m in the value of assets and a £1,766m decrease in the value of liabilities at 31 December 2022.

The funded status is most sensitive to movements in credit spreads and longevity. Note the longevity sensitivities quoted above reflect the impact of a one year increase to single life annuities. The table below shows the combined change in the funded status of the Main section as a result of larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 years	No change	+ 1 year	+ 2 years
2022		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	3.2	2.5	1.8	1.1	0.4
	No change	1.6	0.8	—	(0.8)	(1.5)
	-50 bps	(0.3)	(1.2)	(2.0)	(2.8)	(3.6)

2021
Change in credit spreads	+50 bps	6.9	5.3	3.8	2.3	0.8
	No change	3.6	1.8	—	(1.8)	(3.6)
	-50 bps	(0.3)	(2.4)	(4.5)	(6.6)	(8.7)

The defined benefit obligation of the Main section is attributable to the different classes of scheme members in the following proportions:

	2022	2021
Membership category	%	%
Active members	8.4	10.7
Deferred members	41.0	47.6
Pensioners and dependants	50.6	41.7
	100.0	100.0

The experience history of NatWest Group schemes is shown below:

	Main section					All schemes
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	34,016	52,021	51,323	46,555	43,806	37,598	57,787	57,249	51,925	48,752
Present value of plan obligations	(24,733)	(42,020)	(43,870)	(39,669)	(35,466)	(27,601)	(46,808)	(48,864)	(44,115)	(39,607)
Net surplus	9,283	10,001	7,453	6,886	8,340	9,997	10,979	8,385	7,810	9,145

Experience (losses)/gains on plan liabilities	(2,053)	241	427	275	(122)	(2,137)	237	455	279	(81)
Experience (losses)/gains on plan assets	(18,180)	841	5,486	3,021	(1,891)	(20,326)	872	6,027	3,556	(2,090)
Actual return on plan assets	(17,248)	1,554	6,422	4,266	(768)	(19,285)	1,667	7,064	4,930	(848)
Actual return on plan assets	(33.2)%	3.0%	13.8%	9.7%	(1.7)%	(33.4)%	2.9%	13.6%	10.1%	(1.7)%